Commitments - Additional Information (Details) - USD ($)								6 Months Ended	12 Months Ended
	Jun. 26, 2024	Jun. 01, 2024	May 31, 2024	Jan. 21, 2024	Jan. 11, 2024	Apr. 04, 2023	Jan. 07, 2022	Jun. 30, 2024	Dec. 31, 2023	May 30, 2024	Dec. 11, 2023	Nov. 14, 2023	Oct. 14, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Underwriting discount per share								$ 0.2	$ 0.2
Payment of underwriting discount								$ 6,000,000	$ 6,000,000
Deferred underwriting discount per share								$ 0.35	$ 0.35
Deferred underwriting commission								$ 10,500,000	$ 10,500,000					$ 10,500,000
percentage of advisory service fee							$ 240,000
advisory service fee							$ 0.08
Minimum value of net tangible assets								5,000,001	5,000,001
Minimum cash and cash equivalents								8,700,000	8,700,000
Percentage of gross amount payable to sponsor raised from investors					4.00%
Debt instrument face value												$ 80,000	$ 80,000
New Expense Advancement Agreement [Member]
Other Commitments [Line Items]
Agree to advance from related party										$ 160,000
Debt instrument face value										160,000
Related party debt available for withdrawal										440,000
Sponsor [Member]
Other Commitments [Line Items]
Advances from Related Party	$ 10,000	$ 25,000	$ 245,000					$ 2,225,051	$ 1,655,000
Sponsor [Member] | Expense Advancement Agreement [Member]
Other Commitments [Line Items]
Agree to advance from related party										$ 600,000
Underwriter [Member]
Other Commitments [Line Items]
Underwriter fee waived off				$ 4,290,000
Stock shares issued during the period for services shares				600,000
Common Class A [Member]
Other Commitments [Line Items]
Common stock held								7,499,999	7,499,999		2,950,000			0
Common stock, shares, issued								7,499,999	7,499,999					0
Common Class A [Member] | Sponsor [Member]
Other Commitments [Line Items]
Common stock, shares, issued											2,458,333
Common Class A [Member] | Abpro Bio Co [Member]
Other Commitments [Line Items]
Common stock, shares, issued											983,333
Common Class A [Member] | Abpro [Member]
Other Commitments [Line Items]
Common stock, shares, issued											491,667
Common Class A [Member] | Advisor [Member]
Other Commitments [Line Items]
Common stock, shares subscribed but unissued					200,000
Non Redemption Agreement [Member] | Common Class A [Member]
Other Commitments [Line Items]
Number of shares not available for Redemption						3,300,900
Threshold date for consummation of business combination one						Apr. 19, 2023
Threshold date for consummation of business combination two						Oct. 19, 2023
Threshold date for consummation of business combination three						Dec. 19, 2023
Interse transfer of shares to be made						825,225